EQUITY	12 Months Ended
Dec. 31, 2014
EQUITY
EQUITY

8.EQUITY

Share-Based Compensation

Our Board of Directors may grant share-based awards from our shareholder approved Amended and Restated Consolidated Communications Holdings, Inc. 2005 Long-term Incentive Plan (the “Plan”).  The Plan permits the issuance of awards in the form of stock options, stock appreciation rights, stock grants, stock unit grants and other equity-based awards to eligible directors and employees at the discretion of the Compensation Committee of the Board of Directors.  Under the Plan, approximately 1,650,000 shares of our common stock are authorized for issuance, provided that no more than 300,000 shares may be granted in the form of stock options or stock appreciation rights to any eligible employee or director in any calendar year.  Unless terminated sooner, the Plan will continue in effect until May 5, 2019.

We measure the fair value of time-based RSAs based on the market price of the underlying common stock as of the date of the grant. RSAs are amortized over their respective vesting periods, generally from immediate vest up to a four year vesting period using the straight line method.

We implemented an ongoing performance-based incentive program under the Plan.  The performance-based incentive program provides for annual grants of PSAs.  PSAs are restricted stock that is issued, to the extent earned, at the end of each performance cycle.  Under the performance-based incentive program, each participant is given a target award expressed as a number of shares, with a payout opportunity ranging from 0% to 120% of the target, depending on performance relative to predetermined goals.  In accordance with the applicable accounting guidance, an accounting estimate of the number of these shares that are expected to vest is made, and these shares are then expensed utilizing the grant-date fair value of the shares from the grant date through the end of the vesting period.

The following table summarizes the grants of RSAs and PSAs under the Plan during the years ended December 31, 2014, 2013 and 2012:

	Years Ended December 31,
	2014	Grant Date Fair Value	2013	Grant Date Fair Value	2012	Grant Date Fair Value
RSAs Granted	132,781	$19.74	168,516	$17.13	14,732	$19.30
PSAs Granted	91,127	$19.74	66,504	$17.13	68,540	$19.30

Total	223,908		235,020		83,272

The total fair value of the RSAs and PSAs that vested during the years ended December 31, 2014, 2013 and 2012 was $3.5 million, $3.0 million and $2.4 million, respectively.

The following table summarizes the RSA and PSA activity during the year ended December 31, 2014:

	RSAs		PSAs
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Non-vested shares outstanding - January 1, 2014	123,501	$17.32	64,266	$17.96
Shares granted	132,781	$19.74	91,127	$19.74
Shares vested	(114,717)	$18.32	(72,984)	$19.08

Non-vested shares outstanding - December 31, 2014	141,565	$18.78	82,409	$18.94

Share-Based Compensation Expense

The following table summarizes total compensation costs recognized for share-based payments during the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
(In millions)	2014	2013	2012
Restricted stock	$2.1	$1.8	$1.3
Performance shares	1.5	1.2	1.0

Total	$3.6	$3.0	$2.3

Income tax benefits related to stock-based compensation of approximately $1.3 million, $1.1 million and $0.4 million was recorded for the years ended December 31, 2014, 2013 and 2012, respectively. Stock-based compensation expense is included in “selling, general and administrative expenses” in the accompanying statements of income.

As of December 31, 2014, total unrecognized compensation costs related to nonvested RSAs and PSAs was $4.3 million and will be recognized over a weighted-average period of approximately 0.9 years.

Accumulated Other Comprehensive Loss

The following table summarizes the changes in accumulated other comprehensive loss, net of tax, by component during 2014 and 2013:

	Pension and
	Post-Retirement	Derivative
(In thousands)	Obligations	Instruments	Total
Balance at December 31, 2012	$(40,581)	$(5,203)	$(45,784)
Other comprehensive income before reclassifications	39,381	(381)	39,000
Amounts reclassified from accumulated other comprehensive income	1,843	3,941	5,784

Net current period other comprehensive income	41,224	3,560	44,784

Balance at December 31, 2013	643	(1,643)	(1,000)
Other comprehensive income before reclassifications	(31,191)	(81)	(31,272)
Amounts reclassified from accumulated other comprehensive income	(637)	1,269	632

Net current period other comprehensive income	(31,828)	1,188	(30,640)

Balance at December 31, 2014	$(31,185)	$(455)	$(31,640)

The following table summarizes reclassifications from accumulated other comprehensive loss during 2014:

	Amount Reclassified from AOCI
	Year Ended December 31,		Affected Line Item in the
(In thousands)	2014	2013	Statement of Income
Amortization of pension and post-retirement items:
Prior service credit	$494	$637	(a)
Actuarial gain (loss)	543	(3,652)	(a)

	1,037	(3,015)	Total before tax
	(400)	1,172	Tax (expense) benefit

	$637	$(1,843)	Net of tax

Loss on cash flow hedges:
Interest rate derivatives	$(2,050)	$(5,875)	Interest expense
	781	1,934	Tax benefit

	$(1,269)	$(3,941)	Net of tax

(a)	These items are included in the components of net periodic benefit cost for our pension and post-retirement benefit plans. See Note 9 for additional details.